Business Segment Information (Tables)	12 Months Ended
May 31, 2014
Business Segment Information (Tables) [Abstract]
Schedule of Segment Information
	FedEx Express Segment(1)	FedEx Ground Segment(2)	FedEx Freight Segment(3)	FedEx Services Segment	Corporate, eliminations and other	Consolidated Total

Revenues
2014	$27,121	$11,617	$5,757	$1,536	$(464)	$45,567
2013	27,171	10,578	5,401	1,580	(443)	44,287
2012	26,515	9,573	5,282	1,671	(361)	42,680
Depreciation and amortization
2014	$1,488	$468	$231	$399	$1	$2,587
2013	1,350	434	217	384	1	2,386
2012	1,169	389	185	369	1	2,113
Operating income
2014	$1,301	$2,010	$345	$-	$(210)	$3,446
2013	700	1,842	236	-	(227)	2,551
2012	1,401	1,813	189	-	(217)	3,186
Segment assets(4)
2014	$19,901	$8,466	$3,216	$5,186	$(3,699)	$33,070
2013	18,935	7,353	2,953	4,879	(553)	33,567
2012	17,981	6,154	2,807	4,546	(1,585)	29,903

(1)	FedEx Express segment 2013 operating expenses include $405 million of direct and allocated business realignment costs and an impairment charge of $100 million resulting from the decision to retire 10 aircraft and related engines. FedEx Express segment 2012 operating expenses include an impairment charge of $134 million resulting from the decision to retire 24 aircraft and related engines and a reversal of a $66 million legal reserve that was initially recorded in 2011.
(2)	FedEx Ground segment 2013 operating expenses include $105 million of allocated business realignment costs.
(3)	FedEx Freight segment 2013 operating expenses include $50 million in direct and allocated business realignment costs.
(4)	Segment assets include intercompany receivables.

Schedule of Segment Capital Expenditures
The following table provides a reconciliation of reportable segment capital expenditures to consolidated totals for the years ended May 31 (in millions):

	FedEx Express Segment	FedEx Ground Segment	FedEx Freight Segment	FedEx Services Segment	Other	Consolidated Total

2014	$1,994	$850	$325	$363	$1	$3,533
2013	2,067	555	326	424	3	3,375
2012	2,689	536	340	437	5	4,007

Schedule of Revenue by Service Type and Geographical Information
The following table presents revenue by service type and geographic information for the years ended or as of May 31 (in millions):

REVENUE BY SERVICE TYPE
	2014	2013	2012
FedEx Express segment:
Package:
U.S. overnight box	$6,555	$6,513	$6,546
U.S. overnight envelope	1,636	1,705	1,747
U.S. deferred	3,188	3,020	3,001
Total U.S. domestic package revenue	11,379	11,238	11,294
International priority	6,451	6,586	6,849
International economy	2,229	2,046	1,859
Total international export package revenue	8,680	8,632	8,708
International domestic(1)	1,446	1,398	853
Total package revenue	21,505	21,268	20,855

Freight:
U.S.	2,355	2,562	2,498
International priority	1,594	1,678	1,827
International airfreight	205	276	307
Total freight revenue	4,154	4,516	4,632
Other(2)	1,462	1,387	1,028
Total FedEx Express segment	27,121	27,171	26,515

FedEx Ground segment:
FedEx Ground	10,634	9,652	8,791
FedEx SmartPost	983	926	782
Total FedEx Ground segment	11,617	10,578	9,573

FedEx Freight segment	5,757	5,401	5,282
FedEx Services segment	1,536	1,580	1,671
Other and eliminations	(464)	(443)	(361)
	$45,567	$44,287	$42,680

GEOGRAPHICAL INFORMATION(3)
Revenues:
U.S.	$32,901	$31,550	$29,837
International:
FedEx Express segment	12,274	12,357	12,370
FedEx Ground segment	248	234	216
FedEx Freight segment	130	112	101
FedEx Services segment	14	34	156
Total international revenue	12,666	12,737	12,843
	$45,567	$44,287	$42,680
Noncurrent assets:
U.S.	$20,658	$19,637	$18,874
International	2,729	2,656	1,973
	$23,387	$22,293	$20,847

(1)	International domestic revenues represent our international intra-country express operations, including countries such as Mexico and Brazil.
(2)	Includes FedEx Trade Networks and FedEx SupplyChain Systems.
(3)	International revenue includes shipments that either originate in or are destined to locations outside the United States. Noncurrent assets include property and equipment, goodwill and other long-term assets. Our flight equipment is registered in the U.S. and is included as U.S. assets; however, many of our aircraft operate internationally.